Loss per share	9 Months Ended
Sep. 30, 2023
Earnings per share [abstract]
Loss per share	Loss per share

	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
Basic and Diluted loss for the period (£)	(31,214,000)	(35,476,000)	(104,828,000)	(79,644,000)
Basic and diluted weighted average number of shares	124,511,492	122,674,016	123,844,172	121,851,437
Basic and diluted loss per share (£)	(0.25)	(0.29)	(0.85)	(0.65)

Basic loss per share is calculated in accordance with IAS 33 based on earnings attributable to the Company’s shareholders and the weighted average number of shares outstanding during the period.

The Company issues performance share options, share options, restricted share units (“RSUs”) and performance share units (“PSUs”) to employees, upon the exercise of which ordinary shares are issued. Inclusion of these awards would have an anti-dilutive effect on the loss per share due to the loss incurred during the period, therefore basic and diluted loss per share are the same.